T. ROWE PRICE Small-Cap Index Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.8%
COMMUNICATION SERVICES  2.6%
Diversified Telecommunication Services  0.6%
Anterix (1) 859 32
AST SpaceMobile (1)(2) 11,267 256
ATN International  861 18
Bandwidth, Class A (1) 2,080 27
Cogent Communications Holdings  3,716 228
Globalstar (1) 4,121 86
IDT, Class B  1,291 66
Liberty Latin America, Class A (1) 2,816 18
Liberty Latin America, Class C (1) 10,849 67
Lumen Technologies (1) 85,050 333
Shenandoah Telecommunications  4,185 53
1,184
Entertainment  0.5%
AMC Entertainment Holdings, Class A (1) 33,891 97
Atlanta Braves Holdings, Class A (1)(2) 854 37
Atlanta Braves Holdings, Class C (1) 4,206 168
Cinemark Holdings  9,317 232
Eventbrite, Class A (1) 6,967 15
Golden Matrix Group (1)(2) 1,587 3
IMAX (1) 3,630 96
Lions Gate Entertainment, Class A (1)(2) 4,980 44
Lions Gate Entertainment, Class B (1) 10,546 84
LiveOne (1) 5,016 3
Madison Square Garden Entertainment (1) 3,360 110
Marcus  2,008 34
Playstudios (1) 7,880 10
Reservoir Media (1) 1,458 11
Sphere Entertainment (1) 2,233 73
Vivid Seats, Class A (1)(2) 6,265 19
1,036
Interactive Media & Services  0.5%
Bumble, Class A (1)(2) 6,878 30
Cargurus (1) 7,273 212
Cars.com (1) 5,581 63
EverQuote, Class A (1) 2,099 55
fuboTV (1) 27,845 81
Getty Images Holdings (1) 8,501 15
Grindr (1) 2,048 37

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MediaAlpha, Class A (1) 2,409 22
Nextdoor Holdings (1) 14,371 22
Outbrain (1) 3,077 11
QuinStreet (1) 4,423 79
Shutterstock  2,072 39
System1 (1) 2,295 1
TrueCar (1) 6,696 10
Vimeo (1) 12,327 65
Webtoon Entertainment (1)(2) 1,320 10
Yelp (1) 5,360 198
Ziff Davis (1) 3,532 133
ZipRecruiter, Class A (1) 5,959 35
1,118
Media  0.8%
Advantage Solutions (1) 9,457 14
AMC Networks, Class A (1) 2,786 19
Boston Omaha, Class A (1) 2,201 32
Cable One  477 127
Cardlytics (1)(2) 3,835 7
Clear Channel Outdoor Holdings (1) 29,078 32
EchoStar, Class A (1) 10,207 261
Emerald Holding (2) 1,038 4
Entravision Communications, Class A  5,422 11
EW Scripps, Class A (1) 4,845 14
Gambling.com Group (1) 1,524 19
Gannett (1) 12,128 35
Gray Media  7,468 32
Ibotta, Class A (1)(2) 1,325 56
iHeartMedia, Class A (1)(2) 8,836 15
Integral Ad Science Holding (1) 6,104 49
John Wiley & Sons, Class A  3,301 147
Magnite (1) 10,404 119
National CineMedia  5,788 34
PubMatic, Class A (1) 3,513 32
Scholastic  1,931 37
Sinclair  2,639 42
Stagwell (1) 7,120 43
TechTarget (1) 2,283 34
TEGNA  13,513 246
Thryv Holdings (1) 3,268 42
Townsquare Media, Class A  1,224 10
WideOpenWest (1) 4,560 23
1,536

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wireless Telecommunication Services  0.2%
Gogo (1)(2) 5,354 46
Spok Holdings  1,601 26
Telephone & Data Systems  8,298 322
394
Total Communication Services 5,268
CONSUMER DISCRETIONARY  9.1%
Automobile Components  1.1%
Adient (1) 7,002 90
American Axle & Manufacturing Holdings (1) 9,608 39
Cooper-Standard Holdings (1) 1,333 20
Dana  10,982 146
Dorman Products (1) 2,170 262
Fox Factory Holding (1) 3,587 84
Gentherm (1) 2,609 70
Goodyear Tire & Rubber (1) 23,892 221
Holley (1)(2) 3,650 9
LCI Industries  2,085 182
Luminar Technologies (1)(2) 2,163 12
Modine Manufacturing (1) 4,341 333
Patrick Industries  2,737 232
Phinia  3,516 149
Solid Power (1)(2) 12,488 13
Standard Motor Products  1,814 45
Stoneridge (1) 2,611 12
Visteon (1) 2,294 178
XPEL (1) 2,147 63
2,160
Automobiles  0.0%
Livewire Group (1) 1,171 3
Winnebago Industries  2,325 80
83
Broadline Retail  0.0%
1stdibs.com (1) 1,865 6
Groupon (1) 1,852 35
QVC Group, Class B (1)(2) 65 —
Savers Value Village (1)(2) 1,986 14
55
Distributors  0.0%
A-Mark Precious Metals  1,483 37
GigaCloud Technology, Class A (1) 1,957 28

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Weyco Group  519 16
81
Diversified Consumer Services  1.3%
Adtalem Global Education (1) 3,145 316
American Public Education (1) 1,378 31
Carriage Services  1,125 44
Chegg (1) 8,619 5
Clear Secure, Class A  7,439 193
Coursera (1) 11,678 78
European Wax Center, Class A (1) 2,857 11
Frontdoor (1) 6,458 248
Graham Holdings, Class B  267 257
KinderCare Learning (1) 2,306 27
Laureate Education (1) 10,923 223
Lincoln Educational Services (1) 2,305 37
Mister Car Wash (1) 7,998 63
Nerdy (1)(2) 6,995 10
OneSpaWorld Holdings  8,512 143
Perdoceo Education  5,534 139
Strategic Education  1,872 157
Stride (1) 3,579 453
Udemy (1) 7,818 61
Universal Technical Institute (1) 3,906 100
Zspace (1) 182 1
2,597
Hotels, Restaurants & Leisure  1.9%
Accel Entertainment (1) 4,498 45
Biglari Holdings, Class B (1) 59 13
BJ's Restaurants (1) 1,544 53
Bloomin' Brands  6,684 48
Brinker International (1) 3,691 550
Cheesecake Factory (2) 4,048 197
Cracker Barrel Old Country Store  1,815 70
Dave & Buster's Entertainment (1)(2) 2,631 46
Denny's (1) 4,258 16
Despegar.com (1) 5,983 112
Dine Brands Global  1,269 30
El Pollo Loco Holdings (1) 2,180 22
Everi Holdings (1) 6,881 94
First Watch Restaurant Group (1) 3,219 54
Full House Resorts (1)(2) 2,867 12
Global Business Travel Group I (1) 10,535 77
Golden Entertainment  1,598 42

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hilton Grand Vacations (1) 5,814 218
Inspired Entertainment (1) 1,761 15
International Game Technology  9,598 156
Jack in the Box (2) 1,584 43
Krispy Kreme  7,459 37
Kura Sushi USA, Class A (1) 565 29
Life Time Group Holdings (1) 7,049 213
Lindblad Expeditions Holdings (1) 3,126 29
Monarch Casino & Resort  1,086 84
Nathan's Famous  254 24
ONE Group Hospitality (1)(2) 1,360 4
Papa John's International  2,749 113
PlayAGS (1) 3,405 41
Portillo's, Class A (1)(2) 4,682 56
Potbelly (1) 2,333 22
RCI Hospitality Holdings  723 31
Red Rock Resorts, Class A  4,124 179
Rush Street Interactive (1) 6,446 69
Sabre (1) 31,574 89
Shake Shack, Class A (1) 3,188 281
Six Flags Entertainment  7,806 278
Super Group SGHC  12,711 82
Sweetgreen, Class A (1) 8,534 214
Target Hospitality (1) 2,786 18
United Parks & Resorts (1) 2,598 118
Vacasa, Class A (1)(2) 762 4
Xponential Fitness, Class A (1) 1,972 16
3,944
Household Durables  2.0%
Beazer Homes USA (1) 2,441 50
Cavco Industries (1) 673 350
Century Communities  2,314 155
Champion Homes (1) 4,496 426
Cricut, Class A  4,230 22
Dream Finders Homes, Class A (1)(2) 2,281 51
Ethan Allen Interiors  1,920 53
Flexsteel Industries  398 15
GoPro, Class A (1) 10,250 7
Green Brick Partners (1) 2,625 153
Hamilton Beach Brands Holding, Class A  617 12
Helen of Troy (1) 1,936 104
Hooker Furnishings  806 8
Hovnanian Enterprises, Class A (1) 409 43

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Installed Building Products  1,988 341
iRobot (1) 2,490 7
KB Home  5,363 312
Landsea Homes (1) 2,415 15
La-Z-Boy  3,500 137
Legacy Housing (1) 1,009 25
LGI Homes (1) 1,765 117
Lifetime Brands  916 4
Lovesac (1)(2) 1,243 23
M/I Homes (1) 2,233 255
Meritage Homes  6,036 428
Purple Innovation (1) 6,461 5
Sonos (1) 9,949 106
Taylor Morrison Home (1) 8,568 514
Traeger (1)(2) 2,404 4
Tri Pointe Homes (1) 7,730 247
United Homes Group (1) 302 1
3,990
Leisure Products  0.3%
Acushnet Holdings (2) 2,342 161
AMMO (1)(2) 8,205 11
Clarus  2,343 9
Escalade (2) 964 15
Funko, Class A (1) 2,607 18
JAKKS Pacific  733 18
Johnson Outdoors, Class A  460 11
Latham Group (1) 3,544 23
Malibu Boats, Class A (1) 1,642 50
Marine Products (2) 561 5
MasterCraft Boat Holdings (1)(2) 1,382 24
Peloton Interactive, Class A (1) 29,533 187
Smith & Wesson Brands  3,733 35
Solo Brands, Class A (1) 2,408 —
Sturm Ruger  1,404 55
Topgolf Callaway Brands (1) 12,022 79
701
Specialty Retail  2.0%
1-800-Flowers.com, Class A (1)(2) 2,043 12
Abercrombie & Fitch, Class A (1) 4,155 317
Academy Sports & Outdoors  5,698 260
aka Brands Holding (1) 83 1
American Eagle Outfitters  14,897 173
America's Car-Mart (1) 623 28

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Arhaus (1) 4,233 37
Arko  6,915 27
Asbury Automotive Group (1) 1,649 364
BARK (1)(2) 12,010 17
Beyond (1) 3,853 22
Boot Barn Holdings (1) 2,497 268
Buckle  2,627 101
Build-A-Bear Workshop  1,066 40
Caleres (2) 2,730 47
Camping World Holdings, Class A  4,610 75
Citi Trends (1) 556 12
Designer Brands, Class A (2) 2,821 10
Destination XL Group (1) 4,340 6
EVgo (1) 10,397 28
Foot Locker (1) 6,888 97
Genesco (1) 899 19
Group 1 Automotive  1,095 418
GrowGeneration (1) 4,431 5
Haverty Furniture  1,233 24
J Jill (2) 520 10
Lands' End (1) 1,324 14
Leslie's (1) 15,022 11
MarineMax (1) 1,820 39
Monro  2,523 37
National Vision Holdings (1) 6,517 83
ODP (1) 2,449 35
OneWater Marine, Class A (1)(2) 1,032 17
Petco Health & Wellness (1) 7,104 22
RealReal (1)(2) 8,725 47
Revolve Group (1) 3,251 70
RumbleON, Class B (1) 1,227 3
Sally Beauty Holdings (1) 8,741 79
Shoe Carnival  1,470 32
Signet Jewelers  3,502 203
Sleep Number (1) 1,819 12
Sonic Automotive, Class A  1,251 71
Stitch Fix, Class A (1) 8,731 28
ThredUp, Class A (1) 7,307 18
Tile Shop Holdings (1)(2) 2,633 17
Tilly's, Class A (1)(2) 1,310 3
Torrid Holdings (1)(2) 1,869 10
Upbound Group  4,425 106
Urban Outfitters (1) 5,341 280

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Victoria's Secret (1) 6,486 121
Warby Parker, Class A (1) 7,331 134
Winmark  247 79
Zumiez (1) 1,427 21
4,010
Textiles, Apparel & Luxury Goods  0.5%
Figs, Class A (1) 10,572 49
G-III Apparel Group (1) 3,307 90
Hanesbrands (1) 29,627 171
Kontoor Brands  4,631 297
Movado Group  1,357 23
Oxford Industries (2) 1,257 74
Rocky Brands  650 11
Steven Madden  6,006 160
Superior Group  1,119 12
Vera Bradley (1)(2) 1,839 4
Wolverine World Wide  6,647 93
984
Total Consumer Discretionary 18,605
CONSUMER STAPLES  3.2%
Beverages  0.4%
MGP Ingredients  1,169 35
National Beverage  1,994 83
Primo Brands, Class A  16,741 594
Vita Coco (1) 3,235 99
811
Consumer Staples Distribution & Retail  1.1%
Andersons  2,759 119
Chefs' Warehouse (1) 2,979 162
Guardian Pharmacy Services, Class A (1) 652 14
HF Foods Group (1)(2) 3,444 17
Ingles Markets, Class A  1,230 80
Natural Grocers by Vitamin Cottage  831 33
PriceSmart  2,102 185
SpartanNash  2,822 57
Sprouts Farmers Market (1) 8,458 1,291
United Natural Foods (1) 4,961 136
Village Super Market, Class A  762 29
Weis Markets  1,394 107
2,230

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Food Products  1.0%
Alico  656 20
B&G Foods (2) 6,410 44
Beyond Meat (1)(2) 5,410 16
BRC, Class A (1)(2) 4,630 10
Calavo Growers  1,394 33
Cal-Maine Foods  3,440 313
Dole  6,364 92
Forafric Global (1) 365 3
Fresh Del Monte Produce  2,778 86
Hain Celestial Group (1) 7,761 32
J & J Snack Foods  1,286 169
John B. Sanfilippo & Son  780 55
Lancaster Colony  1,649 289
Lifeway Foods (1) 353 9
Limoneira  1,384 24
Mama's Creations (1) 2,726 18
Mission Produce (1) 3,707 39
Seneca Foods, Class A (1) 416 37
Simply Good Foods (1) 7,733 267
SunOpta (1) 7,960 39
TreeHouse Foods (1) 3,897 105
Utz Brands  5,601 79
Vital Farms (1) 2,839 86
Westrock Coffee (1)(2) 3,068 22
WK Kellogg (2) 5,565 111
1,998
Household Products  0.3%
Central Garden & Pet (1) 776 28
Central Garden & Pet, Class A (1) 4,313 141
Energizer Holdings  6,029 180
Oil-Dri  816 38
WD-40  1,142 279
666
Personal Care Products  0.3%
Beauty Health (1)(2) 5,365 7
Edgewell Personal Care  4,012 125
Herbalife (1) 8,525 74
Honest (1) 7,048 33
Interparfums  1,536 175
Medifast (1) 939 13
Nature's Sunshine Products (1) 982 12

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nu Skin Enterprises, Class A  4,163 30
Olaplex Holdings (1)(2) 12,290 16
USANA Health Sciences (1) 953 26
Waldencast, Class A (1)(2) 1,756 5
516
Tobacco  0.1%
Ispire Technology (1)(2) 1,380 4
Turning Point Brands  1,450 86
Universal  2,040 114
204
Total Consumer Staples 6,425
ENERGY  5.1%
Energy Equipment & Services  2.1%
Archrock  14,031 368
Aris Water Solutions, Class A  2,242 72
Atlas Energy Solutions (2) 6,235 111
Borr Drilling (2) 19,815 43
Bristow Group (1) 2,055 65
Cactus, Class A  5,624 258
ChampionX  15,982 476
Core Laboratories  4,040 61
DMC Global (1)(2) 1,856 16
Drilling Tools International (1) 911 2
Expro Group Holdings (1) 7,780 77
Flowco Holdings, Class A (1) 1,646 42
Forum Energy Technologies (1) 1,004 20
Geospace Technologies (1) 922 7
Helix Energy Solutions Group (1) 12,196 101
Helmerich & Payne  8,260 216
Innovex International (1) 3,000 54
Kodiak Gas Services  3,779 141
Liberty Energy  13,275 210
Mammoth Energy Services (1) 1,558 3
Nabors Industries (1)(2) 763 32
Natural Gas Services Group (1) 871 19
Noble  11,143 264
NPK International (1) 7,096 41
Oceaneering International (1) 8,475 185
Oil States International (1) 5,347 28
Patterson-UTI Energy  32,755 269
ProFrac Holding, Class A (1)(2) 1,652 13
ProPetro Holding (1) 7,522 55

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ranger Energy Services, Class A  1,326 19
RPC  6,992 38
SEACOR Marine Holdings (1) 2,229 11
Seadrill (1) 5,468 137
Select Water Solutions  7,721 81
Solaris Energy Infrastructure  2,570 56
TETRA Technologies (1) 10,360 35
Tidewater (1) 4,100 173
Transocean (1)(2) 61,156 194
Valaris (1) 5,169 203
4,196
Oil, Gas & Consumable Fuels  3.0%
Aemetis (1)(2) 2,664 5
Amplify Energy (1) 3,356 13
Ardmore Shipping (2) 3,409 33
Berry  6,413 21
BKV (1) 1,208 25
California Resources  5,867 258
Centrus Energy, Class A (1) 1,225 76
Clean Energy Fuels (1) 14,062 22
CNX Resources (1) 12,232 385
Comstock Resources (1) 7,839 159
Core Natural Resources  4,408 340
Crescent Energy, Class A  13,906 156
CVR Energy  2,877 56
Delek U.S. Holdings  5,239 79
DHT Holdings  11,389 120
Diversified Energy  4,097 55
Dorian LPG  3,042 68
Empire Petroleum (1)(2) 1,272 8
Encore Energy (1) 14,890 20
Energy Fuels (1)(2) 15,689 59
Evolution Petroleum  2,342 12
Excelerate Energy, Class A  1,411 40
FLEX LNG  2,553 59
FutureFuel  2,509 10
Golar LNG  8,328 316
Granite Ridge Resources  4,415 27
Green Plains (1) 5,225 25
Gulfport Energy (1) 1,073 198
Hallador Energy (1) 2,130 26
HighPeak Energy (2) 1,247 16
Infinity Natural Resources, Class A (1) 1,065 20

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
International Seaways  3,378 112
Kinetik Holdings  3,208 167
Kosmos Energy (1) 39,167 89
Magnolia Oil & Gas, Class A  14,561 368
Murphy Oil  11,622 330
NACCO Industries, Class A  397 13
NextDecade (1) 9,679 75
Nordic American Tankers (2) 17,037 42
Northern Oil & Gas  8,213 248
Par Pacific Holdings (1) 4,550 65
PBF Energy, Class A  8,414 161
Peabody Energy  10,235 139
Prairie Operating (1)(2) 336 2
PrimeEnergy Resources (1) 49 11
REX American Resources (1) 1,295 49
Riley Exploration Permian  925 27
Ring Energy (1) 13,344 15
Sable Offshore (1) 4,276 108
SandRidge Energy  2,775 32
Scorpio Tankers  3,757 141
SFL  10,752 88
Sitio Royalties, Class A  6,670 133
SM Energy  9,626 288
Talos Energy (1) 12,251 119
Teekay  4,792 31
Teekay Tankers, Class A  2,034 78
Uranium Energy (1) 34,528 165
Ur-Energy (1)(2) 29,574 20
VAALCO Energy  8,661 33
Verde Clean Fuels (1) 210 1
Vital Energy (1) 2,476 53
Vitesse Energy (2) 2,176 53
W&T Offshore (2) 8,549 13
World Kinect  4,819 137
6,113
Total Energy 10,309
FINANCIALS  19.4%
Banks  10.6%
1st Source  1,554 93
ACNB  701 29
Amalgamated Financial  1,531 44
Amerant Bancorp  3,183 66
Ameris Bancorp  5,537 319

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ames National  809 14
Arrow Financial  1,369 36
Associated Banc-Corp  13,743 310
Atlantic Union Bankshares  7,499 233
Axos Financial (1) 4,598 297
Banc of California  11,654 165
BancFirst  1,671 184
Bancorp (1) 3,826 202
Bank First  823 83
Bank of Hawaii  3,277 226
Bank of Marin Bancorp  1,402 31
Bank of NT Butterfield & Son  3,734 145
Bank7  350 14
BankUnited  6,253 215
Bankwell Financial Group  557 17
Banner  2,878 184
Bar Harbor Bankshares  1,244 37
BayCom  886 22
BCB Bancorp  1,137 11
Berkshire Hills Bancorp  3,533 92
Blue Foundry Bancorp (1) 1,797 17
Bridgewater Bancshares (1) 1,791 25
Brookline Bancorp  7,472 81
Burke & Herbert Financial Services  1,165 65
Business First Bancshares  2,015 49
Byline Bancorp  2,605 68
Cadence Bank  15,261 463
California Bancorp (1) 2,118 30
Camden National  1,404 57
Capital Bancorp  820 23
Capital City Bank Group  1,140 41
Capitol Federal Financial  10,574 59
Carter Bankshares (1) 1,907 31
Cathay General Bancorp  5,687 245
Central Pacific Financial  2,272 61
Chemung Financial  306 15
ChoiceOne Financial Services  732 21
Citizens & Northern  1,297 26
Citizens Financial Services  383 22
City Holding  1,230 144
Civista Bancshares  1,340 26
CNB Financial  1,711 38
Coastal Financial (1) 1,049 95

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Colony Bankcorp  1,343 22
Columbia Financial (1) 2,281 34
Community Financial System  4,415 251
Community Trust Bancorp  1,321 67
Community West Bancshares  1,436 27
ConnectOne Bancorp  3,033 74
Customers Bancorp (1) 2,502 126
CVB Financial  11,109 205
Dime Community Bancshares  3,332 93
Eagle Bancorp  2,469 52
Eastern Bankshares  16,279 267
Enterprise Bancorp  861 33
Enterprise Financial Services  3,066 165
Equity Bancshares, Class A  1,369 54
Esquire Financial Holdings  581 44
ESSA Bancorp  641 12
Farmers & Merchants Bancorp  1,094 26
Farmers National Banc  3,025 39
FB Financial  2,989 139
Fidelity D&D Bancorp  371 15
Financial Institutions  1,604 40
First Bancorp  931 23
First Bancorp North Carolina  3,381 136
First BanCorp Puerto Rico  13,573 260
First Bancshares  2,500 85
First Bank New Jersey  1,838 27
First Busey  7,030 152
First Business Financial Services  641 30
First Commonwealth Financial  8,541 133
First Community Bankshares  1,417 53
First Financial  949 46
First Financial Bancorp  7,918 198
First Financial Bankshares  10,937 393
First Financial Northwest  667 15
First Foundation  5,315 28
First Internet Bancorp  741 20
First Interstate BancSystem, Class A  6,654 191
First Merchants  4,890 198
First Mid Bancshares  1,912 67
First of Long Island  1,821 22
First Western Financial (1) 716 14
Five Star Bancorp  1,384 38
Flagstar Financial  21,397 249

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Flushing Financial  2,674 34
FS Bancorp  512 19
Fulton Financial  15,281 276
FVCBankcorp (1) 1,438 15
German American Bancorp  2,414 91
Glacier Bancorp  9,545 422
Great Southern Bancorp  712 39
Greene County Bancorp  606 15
Guaranty Bancshares  706 28
Hancock Whitney  7,295 383
Hanmi Financial  2,516 57
HarborOne Bancorp  2,787 29
HBT Financial  1,117 25
Heritage Commerce  4,983 47
Heritage Financial  2,827 69
Hilltop Holdings  3,931 120
Hingham Institution For Savings  131 31
Home Bancorp  611 27
Home BancShares  15,610 441
HomeStreet (1) 1,658 19
HomeTrust Bancshares  1,223 42
Hope Bancorp  9,854 103
Horizon Bancorp  3,761 57
Independent Bank, (MA)  3,559 223
Independent Bank, (MI)  1,668 51
International Bancshares  4,548 287
Investar Holding  843 15
John Marshall Bancorp  946 16
Kearny Financial  4,583 29
Lakeland Financial  2,110 125
LCNB  1,189 18
LINKBANCORP  2,102 14
Live Oak Bancshares  2,850 76
Mercantile Bank  1,288 56
Metrocity Bankshares  1,542 42
Metropolitan Bank Holding (1) 890 50
Mid Penn Bancorp (2) 1,465 38
Middlefield Banc  630 18
Midland States Bancorp  1,706 29
MidWestOne Financial Group  1,610 48
MVB Financial  904 16
National Bank Holdings, Class A  3,131 120
National Bankshares  540 14

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NB Bancorp (1) 3,257 59
NBT Bancorp  3,870 166
Nicolet Bankshares  1,148 125
Northeast Bank  609 56
Northeast Community Bancorp  1,027 24
Northfield Bancorp  3,270 36
Northrim BanCorp  458 34
Northwest Bancshares  10,748 129
Norwood Financial  627 15
Oak Valley Bancorp  592 15
OceanFirst Financial  4,876 83
OFG Bancorp  3,807 152
Old National Bancorp  26,348 558
Old Second Bancorp  3,772 63
Orange County Bancorp  907 21
Origin Bancorp  2,488 86
Orrstown Financial Services  1,552 47
Pacific Premier Bancorp  8,035 171
Park National  1,213 184
Parke Bancorp  831 16
Pathward Financial  2,025 148
PCB Bancorp  1,010 19
Peapack-Gladstone Financial  1,378 39
Peoples Bancorp  2,931 87
Peoples Bancorp of North Carolina  330 9
Peoples Financial Services  766 34
Pioneer Bancorp (1) 898 10
Plumas Bancorp  432 19
Ponce Financial Group (1) 952 12
Preferred Bank  1,024 86
Primis Financial  1,861 18
Princeton Bancorp  464 14
Provident Bancorp (1) 1,457 17
Provident Financial Services  10,557 181
QCR Holdings  1,384 99
RBB Bancorp  1,370 23
Red River Bancshares  391 20
Renasant  5,238 178
Republic Bancorp, Class A  693 44
S&T Bancorp  3,233 120
Sandy Spring Bancorp  3,624 101
Seacoast Banking  7,083 182
ServisFirst Bancshares  4,265 352

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Shore Bancshares  2,550 35
Sierra Bancorp  1,122 31
Simmons First National, Class A  10,407 214
SmartFinancial  1,313 41
South Plains Financial  1,002 33
Southern First Bancshares (1) 698 23
Southern Missouri Bancorp  787 41
Southern States Bancshares  705 25
Southside Bancshares  2,439 71
SouthState  8,213 762
Stellar Bancorp  4,150 115
Sterling Bancorp (1) 2,133 10
Stock Yards Bancorp  2,160 149
Texas Capital Bancshares (1) 3,901 291
Third Coast Bancshares (1) 949 32
Timberland Bancorp  594 18
Tompkins Financial  1,085 68
Towne Bank  5,894 201
TriCo Bancshares  2,639 105
Triumph Financial (1) 1,877 108
TrustCo Bank  1,587 48
Trustmark  5,102 176
UMB Financial  5,724 579
United Bankshares  11,112 385
United Community Banks  10,064 283
Unity Bancorp  633 26
Univest Financial  2,421 69
USCB Financial Holdings  969 18
Valley National Bancorp  39,736 353
Veritex Holdings  4,330 108
Virginia National Bankshares  407 15
WaFd  6,779 194
Washington Trust Bancorp  1,605 50
WesBanco  7,198 223
West BanCorp  1,354 27
Westamerica BanCorp  2,181 110
WSFS Financial  4,910 255
21,752
Capital Markets  1.8%
Acadian Asset Management  2,263 59
AlTi Global (1)(2) 3,331 10
Artisan Partners Asset Management, Class A  5,282 207
B. Riley Financial (2) 1,977 8

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BGC Group, Class A  29,782 273
Cohen & Steers  2,306 185
Diamond Hill Investment Group  222 32
DigitalBridge Group  13,490 119
Donnelley Financial Solutions (1) 2,353 103
Forge Global Holdings (1) 9,470 5
GCM Grosvenor, Class A (2) 3,739 49
Hamilton Lane, Class A  3,324 494
MarketWise  1,695 1
Moelis, Class A  5,948 347
Open Lending (1) 8,607 24
P10, Class A  3,358 39
Patria Investments, Class A  4,717 53
Perella Weinberg Partners  4,253 78
Piper Sandler  1,461 362
PJT Partners, Class A  1,964 271
Silvercrest Asset Management Group, Class A  726 12
StepStone Group, Class A  5,576 291
StoneX Group (1) 3,685 281
Value Line (2) 68 3
Victory Capital Holdings, Class A  3,449 200
Virtus Investment Partners  557 96
WisdomTree  11,493 102
3,704
Consumer Finance  1.0%
Atlanticus Holdings (1) 482 25
Bread Financial Holdings  4,169 209
Consumer Portfolio Services (1) 660 6
Dave (1) 695 57
Encore Capital Group (1) 1,985 68
Enova International (1) 2,137 206
FirstCash Holdings  3,227 388
Green Dot, Class A (1) 4,627 39
LendingClub (1) 9,109 94
LendingTree (1) 831 42
Medallion Financial (2) 1,757 15
Moneylion (1) 749 65
Navient  6,374 81
Nelnet, Class A  1,176 131
NerdWallet, Class A (1) 2,911 26
OppFi (2) 1,542 14
PRA Group (1) 3,243 67
PROG Holdings  3,461 92

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Regional Management  704 21
Upstart Holdings (1) 6,710 309
World Acceptance (1) 286 36
1,991
Financial Services  2.8%
Acacia Research (1) 3,565 11
Alerus Financial  1,874 35
AvidXchange Holdings (1) 14,688 124
Banco Latinoamericano de Comercio Exterior, Class E  2,320 85
Burford Capital  16,801 222
Cannae Holdings  4,779 88
Cantaloupe (1) 4,821 38
Cass Information Systems  1,122 48
Compass Diversified Holdings  5,496 103
Enact Holdings  2,446 85
Essent Group  8,741 504
EVERTEC  5,346 197
Federal Agricultural Mortgage, Class C  766 144
Flywire (1) 9,946 94
HA Sustainable Infrastructure Capital  9,854 288
International Money Express (1) 2,599 33
Jackson Financial, Class A  6,132 514
Marqeta, Class A (1) 39,234 162
Merchants Bancorp  1,568 58
Mr. Cooper Group (1) 5,298 634
NCR Atleos (1) 6,050 160
NewtekOne  1,986 24
NMI Holdings, Class A (1) 6,579 237
Onity Group (1) 552 18
Pagseguro Digital, Class A (1) 15,564 119
Payoneer Global (1) 22,705 166
Paysafe (1) 2,820 44
Paysign (1) 3,323 7
PennyMac Financial Services  2,241 224
Priority Technology Holdings (1) 1,624 11
Radian Group  12,487 413
Remitly Global (1) 12,517 260
Repay Holdings (1) 7,593 42
Sezzle (1)(2) 1,188 41
StoneCo, Class A (1) 24,144 253
SWK Holdings (1) 287 5
Velocity Financial (1) 749 14
Walker & Dunlop  2,694 230

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Waterstone Financial  1,266 17
5,752
Insurance  2.2%
Ambac Financial Group (1) 3,881 34
American Coastal Insurance, Class C  2,113 24
AMERISAFE  1,623 85
Baldwin Insurance Group (1) 5,627 252
Bowhead Specialty Holdings (1) 1,328 54
CNO Financial Group  8,554 356
Crawford, Class A  1,196 14
Donegal Group, Class A  1,399 27
Employers Holdings  2,091 106
Enstar Group (1) 1,065 354
F&G Annuities & Life  1,555 56
Fidelis Insurance Holdings  4,138 67
Genworth Financial (1) 35,498 252
GoHealth, Class A (1) 368 5
Goosehead Insurance, Class A  1,884 222
Greenlight Capital Re, Class A (1) 2,308 31
Hamilton Insurance Group, Class B (1) 3,432 71
HCI Group  709 106
Heritage Insurance Holdings (1) 2,010 29
Hippo Holdings (1) 1,714 44
Horace Mann Educators  3,459 148
Investors Title  119 29
James River Group Holdings  3,137 13
Kingsway Financial Services (1)(2) 939 7
Lemonade (1)(2) 4,391 138
Maiden Holdings (1) 6,747 4
MBIA (1) 3,945 20
Mercury General  2,258 126
NI Holdings (1) 703 10
Palomar Holdings (1) 2,169 297
ProAssurance (1) 4,265 100
Root, Class A (1) 732 98
Safety Insurance Group  1,243 98
Selective Insurance Group  5,113 468
Selectquote (1) 11,551 39
SiriusPoint (1) 7,909 137
Skyward Specialty Insurance Group (1) 3,123 165
Stewart Information Services  2,275 162
Tiptree  2,090 50
Trupanion (1) 2,787 104

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
United Fire Group  1,802 53
Universal Insurance Holdings  1,959 46
4,501
Mortgage Real Estate Investment Trusts  1.0%
Advanced Flower Capital, REIT (2) 1,292 7
AG Mortgage Investment Trust, REIT  2,491 18
Angel Oak Mortgage REIT, REIT  1,174 11
Apollo Commercial Real Estate Finance, REIT  11,715 112
Arbor Realty Trust, REIT  15,442 181
Ares Commercial Real Estate, REIT  4,362 20
ARMOUR Residential REIT, REIT  4,763 82
Blackstone Mortgage Trust, Class A, REIT  14,606 292
BrightSpire Capital, REIT  10,806 60
Chicago Atlantic Real Estate Finance, REIT  1,423 21
Chimera Investment, REIT  6,821 88
Claros Mortgage Trust, REIT  7,258 27
Dynex Capital, REIT  7,054 92
Ellington Financial, REIT (2) 7,381 98
Franklin BSP Realty Trust, REIT  6,969 89
Granite Point Mortgage Trust, REIT (2) 3,857 10
Invesco Mortgage Capital, REIT (2) 5,129 41
KKR Real Estate Finance Trust, REIT  4,917 53
Ladder Capital, REIT  9,641 110
MFA Financial, REIT  8,684 89
New York Mortgage Trust, REIT  7,588 49
Nexpoint Real Estate Finance, REIT  728 11
Orchid Island Capital, REIT  6,835 51
PennyMac Mortgage Investment Trust, REIT  7,362 108
Ready Capital, REIT (2) 13,710 70
Redwood Trust, REIT  11,236 68
Seven Hills Realty Trust, REIT (2) 1,113 14
Sunrise Realty Trust, REIT  875 10
TPG RE Finance Trust, REIT  4,920 40
Two Harbors Investment, REIT  8,772 117
2,039
Total Financials 39,739
HEALTH CARE  16.5%
Biotechnology  8.0%
2seventy bio (1) 4,068 20
4D Molecular Therapeutics (1) 3,736 12
89bio (1) 9,383 68
Absci (1)(2) 7,100 18

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ACADIA Pharmaceuticals (1) 10,034 167
ACELYRIN (1)(2) 6,786 17
Achieve Life Sciences (1) 2,475 7
Acrivon Therapeutics (1)(2) 832 2
Actinium Pharmaceuticals (1)(2) 2,219 4
Acumen Pharmaceuticals (1) 3,108 3
ADC Therapeutics (1) 6,204 9
ADMA Biologics (1) 19,260 382
Aduro Biotech, Rights, 12/31/49 (1)(3) 35 —
Adverum Biotechnologies (1)(2) 1,503 7
Aerovate Therapeutics (1)(2) 719 2
Agenus (1)(2) 1,464 2
Agios Pharmaceuticals (1) 4,766 140
Akebia Therapeutics (1) 18,157 35
Akero Therapeutics (1) 6,251 253
Aldeyra Therapeutics (1)(2) 4,375 25
Alector (1) 6,019 7
Alkermes (1) 13,489 445
Allogene Therapeutics (1)(2) 10,965 16
Altimmune (1)(2) 5,862 29
ALX Oncology Holdings (1)(2) 2,369 1
Amicus Therapeutics (1) 24,603 201
AnaptysBio (1) 1,759 33
Anavex Life Sciences (1)(2) 6,276 54
Anika Therapeutics (1) 1,164 17
Annexon (1) 8,105 16
Apogee Therapeutics (1) 3,177 119
Applied Therapeutics (1) 7,342 4
Arbutus Biopharma (1) 12,572 44
Arcellx (1) 3,667 241
Arcturus Therapeutics Holdings (1)(2) 1,902 20
Arcus Biosciences (1) 4,745 37
Arcutis Biotherapeutics (1) 9,013 141
Ardelyx (1) 19,384 95
ArriVent Biopharma (1) 2,468 46
Arrowhead Pharmaceuticals (1) 9,888 126
ARS Pharmaceuticals (1)(2) 4,143 52
Artiva Biotherapeutics (1) 1,666 5
Astria Therapeutics (1) 4,186 22
Atossa Therapeutics (1) 9,139 6
Aura Biosciences (1)(2) 3,886 23
Aurinia Pharmaceuticals (1) 11,385 92
Avidity Biosciences (1) 9,523 281

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Avita Medical (1)(2) 2,114 17
Beam Therapeutics (1) 7,662 150
Bicara Therapeutics (1) 1,722 22
BioCryst Pharmaceuticals (1) 17,447 131
Biohaven (1) 7,201 173
Biomea Fusion (1)(2) 2,035 4
Black Diamond Therapeutics (1)(2) 2,659 4
Bluebird Bio (1)(2) 615 3
Blueprint Medicines (1) 5,326 471
Boundless Bio (1)(2) 1,891 3
Bridgebio Pharma (1) 11,781 407
C4 Therapeutics (1)(2) 4,982 8
Cabaletta Bio (1) 4,268 6
CAMP4 Therapeutics (1) 522 2
Candel Therapeutics (1)(2) 2,384 13
Capricor Therapeutics (1)(2) 3,041 29
Cardiff Oncology (1)(2) 4,887 15
CareDx (1) 4,284 76
Cargo Therapeutics (1)(2) 2,839 12
Caribou Biosciences (1) 5,667 5
Cartesian Therapeutics (1)(2) 925 12
Cartesian Therapeutics, CVR (2)(3) 5,723 13
Catalyst Pharmaceuticals (1) 9,475 230
Celcuity (1)(2) 2,853 29
Celldex Therapeutics (1) 5,328 97
Century Therapeutics (1) 3,398 2
CervoMed (1) 403 4
CG oncology (1) 4,538 111
Chinook Therapeutics, CVR (3) 2,945 —
Cibus (1) 1,082 2
Climb Bio (1)(2) 2,149 3
Cogent Biosciences (1) 7,674 46
Coherus Biosciences (1)(2) 9,190 7
Compass Therapeutics (1)(2) 9,153 17
Corbus Pharmaceuticals Holdings (1)(2) 1,010 5
Crinetics Pharmaceuticals (1) 7,684 258
Cullinan Therapeutics (1) 4,600 35
Cytokinetics (1) 9,576 385
Day One Biopharmaceuticals (1) 4,591 36
Denali Therapeutics (1) 10,477 142
Design Therapeutics (1) 2,951 11
Dianthus Therapeutics (1)(2) 2,056 37
Disc Medicine (1) 1,913 95

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dynavax Technologies (1) 11,116 144
Dyne Therapeutics (1) 7,008 73
Editas Medicine (1)(2) 6,357 7
Elevation Oncology (1) 3,790 1
Enanta Pharmaceuticals (1) 1,572 9
Entrada Therapeutics (1) 2,081 19
Erasca (1) 14,628 20
Fate Therapeutics (1)(2) 8,305 7
Fennec Pharmaceuticals (1)(2) 2,222 14
Fibrobiologics (1)(2) 1,861 2
Foghorn Therapeutics (1) 1,920 7
Galectin Therapeutics (1)(2) 1,650 2
Generation Bio (1) 4,214 2
Geron (1) 50,763 81
Greenwich Lifesciences (1)(2) 442 4
GTX, CVR (1)(3) 1 —
Gyre Therapeutics (1)(2) 534 4
Halozyme Therapeutics (1) 10,483 669
Heron Therapeutics (1)(2) 9,782 21
HilleVax (1)(2) 2,200 3
Humacyte (1)(2) 7,348 13
Ideaya Biosciences (1) 7,331 120
IGM Biosciences (1) 1,067 1
ImmunityBio (1)(2) 13,071 39
Immunome (1) 5,945 40
Immunovant (1) 4,777 82
Inhibrx, CVR (3) 2,250 —
Inhibrx Biosciences (1)(2) 1,016 14
Inmune Bio (1)(2) 1,269 10
Inovio Pharmaceuticals (1) 3,030 5
Inozyme Pharma (1)(2) 3,607 3
Insmed (1) 14,476 1,104
Intellia Therapeutics (1) 8,606 61
Invivyd (1) 5,891 4
Iovance Biotherapeutics (1) 23,155 77
Ironwood Pharmaceuticals (1) 11,131 16
iTeos Therapeutics (1) 2,449 15
Janux Therapeutics (1) 2,652 72
Jasper Therapeutics (1)(2) 800 3
KalVista Pharmaceuticals (1) 3,268 38
Keros Therapeutics (1) 2,774 28
Kiniksa Pharmaceuticals International (1) 3,149 70
Kodiak Sciences (1) 2,495 7

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Korro Bio (1)(2) 559 10
Krystal Biotech (1) 2,084 376
Kura Oncology (1) 6,010 40
Kymera Therapeutics (1) 3,969 109
Kyverna Therapeutics (1)(2) 2,366 5
Larimar Therapeutics (1) 3,819 8
Lexeo Therapeutics (1)(2) 1,720 6
Lexicon Pharmaceuticals (1) 8,220 4
Lineage Cell Therapeutics (1)(2) 15,054 7
Lyell Immunopharma (1) 15,745 8
MacroGenics (1) 4,854 6
Madrigal Pharmaceuticals (1) 1,509 500
MannKind (1) 22,729 114
MeiraGTx Holdings (1) 3,935 27
Mersana Therapeutics (1) 8,565 3
Metagenomi (1) 2,226 3
Metsera (1) 1,293 35
MiMedx Group (1) 10,057 76
Mineralys Therapeutics (1) 2,505 40
Mirum Pharmaceuticals (1) 3,330 150
Monte Rosa Therapeutics (1)(2) 3,527 16
Myriad Genetics (1) 7,335 65
Neurogene (1)(2) 921 11
Nkarta (1)(2) 3,723 7
Novavax (1)(2) 13,033 84
Nurix Therapeutics (1) 6,307 75
Nuvalent, Class A (1) 2,971 211
Ocugen (1)(2) 23,842 17
Olema Pharmaceuticals (1) 3,493 13
Organogenesis Holdings (1) 6,061 26
ORIC Pharmaceuticals (1) 5,094 28
Outlook Therapeutics (1) 1,299 2
Ovid therapeutics (1) 3,876 1
PepGen (1) 1,100 2
Perspective Therapeutics (1) 4,194 9
Praxis Precision Medicines (1) 1,438 54
Precigen (1)(2) 11,755 17
Prelude Therapeutics (1)(2) 1,020 1
Prime Medicine (1)(2) 5,368 11
ProKidney (1) 10,211 9
Protagonist Therapeutics (1) 4,979 241
Prothena (1) 3,724 46
PTC Therapeutics (1) 6,402 326

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Puma Biotechnology (1) 3,486 10
Pyxis Oncology (1)(2) 3,512 3
Q32 Bio (1)(2) 449 1
RAPT Therapeutics (1)(2) 1,901 2
Recursion Pharmaceuticals, Class A (1)(2) 21,083 112
REGENXBIO (1) 3,867 28
Regulus Therapeutics (1) 4,594 8
Relay Therapeutics (1) 10,082 26
Renovaro (1)(2) 9,147 5
Replimune Group (1) 5,748 56
Revolution Medicines (1) 14,278 505
Rhythm Pharmaceuticals (1) 4,619 245
Rigel Pharmaceuticals (1) 1,547 28
Rocket Pharmaceuticals (1) 6,462 43
Sage Therapeutics (1) 4,736 38
Sana Biotechnology (1) 11,029 19
Savara (1) 10,098 28
Scholar Rock Holding (1) 6,741 217
Sera Prognostics, Class A (1) 2,324 9
Shattuck Labs (1) 2,823 3
Skye Bioscience (1)(2) 1,254 2
Soleno Therapeutics (1) 2,165 155
Solid Biosciences (1) 2,218 8
SpringWorks Therapeutics (1) 5,793 256
Spyre Therapeutics (1) 3,353 54
Stoke Therapeutics (1)(2) 3,018 20
Summit Therapeutics (1)(2) 7,711 149
Sutro Biopharma (1) 7,533 5
Syndax Pharmaceuticals (1) 6,959 85
Tango Therapeutics (1)(2) 4,586 6
Taysha Gene Therapies (1)(2) 14,871 21
Tenaya Therapeutics (1)(2) 4,112 2
Tevogen Bio Holdings (1)(2) 2,273 2
TG Therapeutics (1) 11,695 461
Tobira Therapeutics, CVR (3) 25 —
Tourmaline Bio (1)(2) 1,909 29
Travere Therapeutics (1) 7,053 126
TScan Therapeutics (1) 2,713 4
Twist Bioscience (1) 4,970 195
Tyra Biosciences (1)(2) 1,708 16
Upstream Bio (1)(2) 1,320 8
UroGen Pharma (1)(2) 3,233 36
Vanda Pharmaceuticals (1) 5,168 24

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vaxcyte (1) 10,427 394
Vera Therapeutics (1) 3,800 91
Veracyte (1) 6,532 194
Verastem (1)(2) 3,372 20
Vericel (1) 4,117 184
Verve Therapeutics (1) 5,911 27
Vir Biotechnology (1) 7,782 50
Viridian Therapeutics (1) 6,256 84
Voyager Therapeutics (1) 3,623 12
Werewolf Therapeutics (1) 2,308 2
X4 Pharmaceuticals (1)(2) 13,342 3
XBiotech (1)(2) 1,387 4
Xencor (1) 5,699 61
XOMA Royalty (1) 719 14
Y-mAbs Therapeutics (1)(2) 3,193 14
Zenas Biopharma (1) 1,164 9
Zentalis Pharmaceuticals (1)(2) 4,970 8
Zura Bio (1) 3,266 4
Zymeworks (1) 4,562 54
16,463
Health Care Equipment & Supplies  2.8%
Accuray (1) 8,317 15
Alphatec Holdings (1) 8,813 89
AngioDynamics (1) 3,305 31
Anteris Technologies Global (1)(2) 1,259 5
Artivion (1) 3,359 83
AtriCure (1) 4,015 130
Avanos Medical (1) 3,945 57
Axogen (1) 3,547 66
Beta Bionics (1) 1,109 14
Bioventus, Class A (1) 3,225 29
Ceribell (1) 1,098 21
Cerus (1) 16,159 22
CONMED  2,595 157
CVRx (1) 1,251 15
Embecta  4,922 63
Fractyl Health (1) 2,604 3
Glaukos (1) 4,112 405
Haemonetics (1) 4,160 264
ICU Medical (1) 1,808 251
Inmode (1) 5,497 97
Inogen (1) 2,013 14
Integer Holdings (1) 2,804 331

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Integra LifeSciences Holdings (1) 5,708 125
iRadimed  666 35
iRhythm Technologies (1) 2,621 274
Lantheus Holdings (1) 5,764 563
LeMaitre Vascular  1,710 143
LivaNova (1) 4,573 180
Merit Medical Systems (1) 4,809 508
Neogen (1) 18,402 160
NeuroPace (1) 1,253 15
Nevro (1) 3,318 19
Novocure (1) 8,929 159
Omnicell (1) 3,867 135
OraSure Technologies (1) 6,318 21
Orchestra BioMed Holdings (1) 2,275 10
Orthofix Medical (1) 2,889 47
OrthoPediatrics (1) 1,383 34
Paragon 28 (1) 3,909 51
PROCEPT BioRobotics (1) 3,736 218
Pulmonx (1) 3,233 22
Pulse Biosciences (1)(2) 1,531 25
RxSight (1) 3,074 78
Sanara Medtech (1) 378 12
Semler Scientific (1)(2) 564 20
SI-BONE (1) 3,453 48
Sight Sciences (1) 2,499 6
STAAR Surgical (1) 4,192 74
Stereotaxis (1) 4,067 7
Surmodics (1) 1,134 35
Tactile Systems Technology (1) 1,973 26
Tandem Diabetes Care (1) 5,578 107
TransMedics Group (1) 2,749 185
Treace Medical Concepts (1) 4,319 36
UFP Technologies (1) 613 124
Utah Medical Products  262 15
Varex Imaging (1) 3,194 37
Zimvie (1) 2,294 25
Zynex (1) 1,133 2
5,743
Health Care Providers & Services  3.2%
Accolade (1) 6,434 45
AdaptHealth (1) 8,373 91
Addus HomeCare (1) 1,466 145
agilon health (1) 25,833 112

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AirSculpt Technologies (1)(2) 1,045 2
Alignment Healthcare (1) 8,392 156
AMN Healthcare Services (1) 3,112 76
Ardent Health Partners (1) 2,000 28
Astrana Health (1) 3,608 112
Aveanna Healthcare Holdings (1) 4,456 24
BrightSpring Health Services (1) 4,559 83
Brookdale Senior Living (1)(2) 16,275 102
Castle Biosciences (1) 2,183 44
Community Health Systems (1) 10,478 28
Concentra Group Holdings Parent  9,230 200
CorVel (1) 2,241 251
Cross Country Healthcare (1) 2,775 41
DocGo (1) 8,970 24
Enhabit (1) 4,161 37
Ensign Group  4,647 601
Fulgent Genetics (1)(2) 1,729 29
GeneDx Holdings (1) 1,087 96
Guardant Health (1) 10,030 427
HealthEquity (1) 7,211 637
Hims & Hers Health (1) 16,208 479
InfuSystem Holdings (1) 1,766 10
Innovage Holding (1) 1,322 4
Joint (1) 1,025 13
LifeStance Health Group (1) 11,823 79
ModivCare (1) 815 1
Nano-X Imaging (1)(2) 4,545 23
National HealthCare  1,029 96
National Research  1,279 16
NeoGenomics (1) 10,770 102
OPKO Health (1)(2) 26,663 44
Option Care Health (1) 14,370 502
Oscar Health, Class A (1) 17,136 225
Owens & Minor (1) 6,446 58
PACS Group (1) 3,191 36
Patterson  6,605 206
Pediatrix Medical Group (1) 7,301 106
Pennant Group (1) 2,784 70
Performant Healthcare (1) 5,988 18
Privia Health Group (1) 8,651 194
Progyny (1) 6,267 140
Quipt Home Medical (1)(2) 3,695 9
RadNet (1) 5,575 277

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Select Medical Holdings  9,133 153
Sonida Senior Living (1) 424 10
Surgery Partners (1) 6,458 153
Talkspace (1) 10,282 26
U.S. Physical Therapy  1,233 89
Viemed Healthcare (1) 2,795 20
6,550
Health Care Technology  0.4%
Definitive Healthcare (1) 4,558 13
Evolent Health, Class A (1) 9,492 90
Health Catalyst (1) 5,033 23
HealthStream  2,110 68
LifeMD (1) 3,033 17
OptimizeRx (1) 1,315 12
Phreesia (1) 4,737 121
Schrodinger (1) 4,578 90
Simulations Plus  1,402 34
Teladoc Health (1) 14,226 113
Waystar Holding (1) 6,608 247
828
Life Sciences Tools & Services  0.2%
Adaptive Biotechnologies (1) 9,692 72
Akoya Biosciences (1) 1,594 2
BioLife Solutions (1) 3,087 71
Codexis (1) 6,438 17
Conduit Pharmaceuticals (1) 21 —
CryoPort (1) 3,505 21
Cytek Biosciences (1) 10,014 40
Harvard Bioscience (1) 2,632 2
Lifecore Biomedical (1)(2) 2,122 15
Maravai LifeSciences Holdings, Class A (1) 9,090 20
MaxCyte (1)(2) 8,514 23
Mesa Laboratories  421 50
Nautilus Biotechnology (1) 3,273 3
Niagen Bioscience (1) 4,179 29
Omniab (1) 8,053 19
Omniab, Earn Out Shares $12.50 (1) 233 —
Omniab, Earn Out Shares $15.00 (1) 233 —
Pacific Biosciences of California (1)(2) 23,425 28
Quanterix (1) 3,025 20
Quantum-Si (1)(2) 10,077 12

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Standard BioTools (1) 24,355 26
470
Pharmaceuticals  1.9%
Alto Neuroscience (1)(2) 1,555 3
Alumis (1)(2) 1,824 11
Amneal Pharmaceuticals (1) 13,513 113
Amphastar Pharmaceuticals (1) 3,164 92
ANI Pharmaceuticals (1) 1,572 105
Aquestive Therapeutics (1) 5,779 17
Arvinas (1) 5,434 38
Atea Pharmaceuticals (1) 6,556 20
Avadel Pharmaceuticals (1) 7,545 59
Axsome Therapeutics (1) 3,086 360
BioAge Labs (1) 919 4
Biote, Class A (1)(2) 1,931 6
Cassava Sciences (1)(2) 3,016 5
Collegium Pharmaceutical (1) 2,721 81
Contineum Therapeutics, Class A (1) 916 6
Corcept Therapeutics (1) 6,777 774
CorMedix (1)(2) 5,069 31
Edgewise Therapeutics (1) 6,170 136
Enliven Therapeutics (1)(2) 3,071 61
Esperion Therapeutics (1) 15,750 23
Evolus (1) 4,789 58
EyePoint Pharmaceuticals (1) 5,430 29
Fulcrum Therapeutics (1) 5,003 14
Harmony Biosciences Holdings (1) 3,237 107
Harrow (1) 2,593 69
Innoviva (1) 4,691 85
LENZ Therapeutics (1)(2) 1,061 27
Ligand Pharmaceuticals (1) 1,501 158
Liquidia (1) 5,426 80
Lyra Therapeutics (1) 5,483 1
Maze Therapeutics (1) 740 8
MBX Biosciences (1)(2) 852 6
MediWound (1)(2) 780 12
Mind Medicine MindMed (1)(2) 6,138 36
Nektar Therapeutics (1) 16,492 11
Neumora Therapeutics (1)(2) 6,420 6
Nuvation Bio (1)(2) 15,089 27
Ocular Therapeutix (1) 13,257 97
Omeros (1)(2) 4,817 40
Pacira BioSciences (1) 3,879 96

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Phathom Pharmaceuticals (1)(2) 3,326 21
Phibro Animal Health, Class A  1,702 36
Pliant Therapeutics (1) 4,820 7
Prestige Consumer Healthcare (1) 4,169 358
Rapport Therapeutics (1)(2) 1,415 14
Scilex Holding (1) 2,710 1
scPharmaceuticals (1)(2) 2,863 8
Septerna (1)(2) 1,615 9
SIGA Technologies (1) 4,204 23
Supernus Pharmaceuticals (1) 4,234 139
Tarsus Pharmaceuticals (1) 3,121 160
Telomir Pharmaceuticals (1) 1,384 5
Terns Pharmaceuticals (1) 6,152 17
Theravance Biopharma (1) 3,093 28
Third Harmonic Bio (1) 1,493 5
Trevi Therapeutics (1) 6,247 39
Ventyx Biosciences (1)(2) 4,649 5
Verrica Pharmaceuticals (1) 1,287 1
Veru (1) 9,733 5
WaVe Life Sciences (1) 8,095 65
Xeris Biopharma Holdings (1) 11,967 66
Zevra Therapeutics (1) 4,535 34
3,958
Total Health Care 34,012
INDUSTRIALS & BUSINESS SERVICES  17.3%
Aerospace & Defense  1.4%
AAR (1) 2,929 164
AeroVironment (1) 2,360 281
AerSale (1) 2,796 21
Archer Aviation, Class A (1) 27,079 193
Astronics (1) 2,534 61
Byrna Technologies (1) 1,488 25
Cadre Holdings  2,211 66
Ducommun (1) 1,136 66
Eve Holding (1)(2) 4,001 13
Intuitive Machines (1) 3,506 26
Kratos Defense & Security Solutions (1) 12,401 368
Leonardo DRS  6,173 203
Mercury Systems (1) 4,360 188
Moog, Class A  2,348 407
National Presto Industries  441 39
Park Aerospace  1,612 22
Redwire (1) 1,959 16

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rocket Lab USA (1) 29,602 529
Triumph Group (1) 6,170 156
V2X (1) 1,394 69
Virgin Galactic Holdings (1)(2) 2,276 7
VirTra (1) 796 3
2,923
Air Freight & Logistics  0.2%
Air Transport Services Group (1) 4,346 97
Forward Air (1) 2,092 42
Hub Group, Class A  5,023 187
Radiant Logistics (1) 2,795 17
343
Building Products  1.4%
American Woodmark (1) 1,259 74
Apogee Enterprises  1,854 86
AZZ  2,461 206
Caesarstone (1)(2) 1,525 4
CSW Industrials  1,404 409
Gibraltar Industries (1) 2,564 150
Griffon  3,302 236
Insteel Industries  1,549 41
Janus International Group (1) 11,479 83
JELD-WEN Holding (1) 7,060 42
Masterbrand (1) 10,693 140
Quanex Building Products  3,960 73
Resideo Technologies (1) 12,247 217
Tecnoglass  1,889 135
UFP Industries  5,007 536
Zurn Elkay Water Solutions  12,105 399
2,831
Commercial Services & Supplies  1.8%
ABM Industries  5,251 249
ACCO Brands  7,770 32
ACV Auctions, Class A (1) 12,408 175
Bridger Aerospace Group Holdings (1) 759 1
BrightView Holdings (1) 4,963 64
Brink's  3,675 317
Casella Waste Systems, Class A (1) 5,229 583
CECO Environmental (1) 2,538 58
Cimpress (1) 1,409 64
CompX International  107 2
CoreCivic (1) 9,136 185

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Deluxe  3,701 58
Driven Brands Holdings (1) 5,065 87
Ennis  2,109 42
Enviri (1) 6,624 44
GEO Group (1) 10,710 313
Healthcare Services Group (1) 6,167 62
HNI  3,981 177
Interface  4,852 96
LanzaTech Global (1) 8,002 2
Liquidity Services (1) 1,831 57
Matthews International, Class A  2,579 57
MillerKnoll  5,758 110
Montrose Environmental Group (1) 2,673 38
NL Industries  586 5
OPENLANE (1) 8,899 172
Perma-Fix Environmental Services (1) 1,519 11
Pitney Bowes  13,770 125
Pursuit Attractions and Hospitality (1) 1,711 60
Quad/Graphics  2,475 13
Quest Resource Holding (1) 1,245 3
Steelcase, Class A  7,854 86
UniFirst  1,262 220
Virco Mfg. (2) 1,042 10
VSE  1,476 177
3,755
Construction & Engineering  1.5%
Ameresco, Class A (1) 2,653 32
Arcosa  4,069 314
Argan  1,063 139
Bowman Consulting Group (1) 1,094 24
Centuri Holdings (1)(2) 1,424 23
Concrete Pumping Holdings  1,947 11
Construction Partners, Class A (1) 3,875 279
Dycom Industries (1) 2,382 363
Fluor (1) 14,299 512
Granite Construction  3,706 279
Great Lakes Dredge & Dock (1) 5,515 48
IES Holdings (1) 690 114
Limbach Holdings (1) 855 64
Matrix Service (1) 2,209 27
MYR Group (1) 1,341 152
Northwest Pipe (1) 805 33
Orion Group Holdings (1) 3,068 16

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Primoris Services  4,504 259
Southland Holdings (1) 912 3
Sterling Infrastructure (1) 2,509 284
Tutor Perini (1) 3,676 85
3,061
Electrical Equipment  1.2%
Allient  1,193 26
American Superconductor (1) 2,959 54
Amprius Technologies (1)(2) 1,594 4
Array Technologies (1) 13,073 64
Atkore  2,906 174
Blink Charging (1)(2) 6,804 6
Bloom Energy, Class A (1) 16,840 331
ChargePoint Holdings (1)(2) 33,033 20
Energy Vault Holdings (1)(2) 7,782 5
EnerSys  3,303 302
Enovix (1)(2) 13,895 102
Fluence Energy (1) 5,071 25
FuelCell Energy (1)(2) 1,591 7
GrafTech International (1)(2) 21,525 19
Hyliion Holdings (1)(2) 12,043 17
LSI Industries  2,394 41
NANO Nuclear Energy (1)(2) 2,056 54
Net Power (1)(2) 1,768 5
NEXTracker, Class A (1) 12,076 509
NuScale Power (1) 7,582 107
Plug Power (1)(2) 69,266 93
Powell Industries  783 133
Preformed Line Products  205 29
SES AI (1)(2) 10,951 6
Shoals Technologies Group, Class A (1) 14,022 47
SolarMax Technology (1) 3,527 4
Solidion Technology (1)(2) 5,452 1
Stem (1)(2) 10,858 4
Sunrun (1)(2) 18,461 108
T1 Energy (1)(2) 9,407 12
Thermon Group Holdings (1) 2,792 78
TPI Composites (1)(2) 3,457 3
Ultralife (1) 742 4
Vicor (1) 1,929 90
2,484
Ground Transportation  0.4%
ArcBest  1,988 140

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Covenant Logistics Group  1,389 31
FTAI Infrastructure  8,787 40
Heartland Express  3,846 36
Hertz Global Holdings (1)(2) 10,232 40
Marten Transport  4,860 67
Pamt (1) 432 5
Proficient Auto Logistics (1)(2) 1,781 15
RXO (1) 13,373 255
Universal Logistics Holdings (2) 574 15
Werner Enterprises  5,199 152
796
Industrial Conglomerates  0.0%
Brookfield Business, Class A  2,194 58
58
Machinery  3.9%
374Water (1) 4,150 1
3D Systems (1) 10,654 23
Alamo Group  858 153
Albany International, Class A  2,617 181
Astec Industries  1,924 66
Atmus Filtration Technologies  7,070 260
Blue Bird (1) 2,719 88
Chart Industries (1) 3,600 520
Columbus McKinnon  2,370 40
Commercial Vehicle Group (1) 2,104 2
Douglas Dynamics  1,894 44
Eastern  498 13
Energy Recovery (1) 4,846 77
Enerpac Tool Group  4,559 204
Enpro  1,767 286
ESCO Technologies  2,177 346
Federal Signal  5,055 372
Franklin Electric  3,796 356
Gencor Industries (1) 824 10
Gorman-Rupp  1,753 62
Graham (1) 826 24
Greenbrier  2,588 133
Helios Technologies  2,739 88
Hillenbrand  5,921 143
Hillman Solutions (1) 16,585 146
Hyster-Yale  978 41
JBT Marel  3,944 482
Kadant  985 332

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kennametal  6,571 140
L B Foster, Class A (1) 797 16
Lindsay  914 116
Luxfer Holdings  2,314 27
Manitowoc (1) 3,029 26
Mayville Engineering (1) 1,183 16
Miller Industries  972 41
Mueller Industries  9,384 714
Mueller Water Products, Class A  13,025 331
NN (1) 4,487 10
Omega Flex  343 12
Park-Ohio Holdings  768 17
Proto Labs (1) 2,058 72
REV Group  4,319 136
Shyft Group  2,817 23
SPX Technologies (1) 3,770 485
Standex International  964 156
Taylor Devices (1)(2) 258 8
Tennant  1,607 128
Terex  5,587 211
Titan International (1) 4,202 35
Trinity Industries  6,853 192
Twin Disc  811 6
Wabash National  3,591 40
Watts Water Technologies, Class A  2,294 468
Worthington Enterprises  2,656 133
8,052
Marine Transportation  0.3%
Costamare  3,586 35
Genco Shipping & Trading  3,526 47
Golden Ocean Group  10,315 82
Himalaya Shipping (2) 2,252 12
Matson  2,753 353
Pangaea Logistics Solutions  2,955 14
Safe Bulkers  4,741 18
561
Passenger Airlines  0.4%
Allegiant Travel  1,334 69
Blade Air Mobility (1) 4,565 12
Frontier Group Holdings (1) 3,535 15
JetBlue Airways (1) 26,471 128
Joby Aviation (1) 36,237 218
SkyWest (1) 3,339 292

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sun Country Airlines Holdings (1) 3,459 43
Wheels Up Experience (1)(2) 6,435 6
783
Professional Services  2.3%
Alight, Class A  35,190 209
Asure Software (1) 2,106 20
Barrett Business Services  2,172 89
BlackSky Technology (1)(2) 2,184 17
CBIZ (1) 4,033 306
Conduent (1) 13,293 36
CRA International  561 97
CSG Systems International  2,449 148
DLH Holdings (1) 633 3
ExlService Holdings (1) 13,230 625
Exponent  4,250 344
First Advantage (1) 5,027 71
FiscalNote Holdings (1)(2) 5,968 5
Forrester Research (1) 1,018 9
Franklin Covey (1) 941 26
Heidrick & Struggles International  1,651 71
HireQuest (2) 364 4
Huron Consulting Group (1) 1,484 213
IBEX Holdings (1) 669 16
ICF International  1,564 133
Innodata (1) 2,291 82
Insperity  3,028 270
Kelly Services, Class A  2,583 34
Kforce  1,548 76
Korn Ferry  4,302 292
Legalzoom.com (1) 10,561 91
Maximus  4,786 326
Mistras Group (1) 1,866 20
NV5 Global (1) 4,850 93
Planet Labs PBC (1) 18,288 62
Resolute Holdings Management (1)(2) 182 6
Resources Connection  2,986 20
Spire Global (1) 1,921 16
TriNet Group  2,679 212
TrueBlue (1) 2,637 14
TTEC Holdings  1,529 5
Upwork (1) 10,503 137
Verra Mobility (1) 13,865 312
Willdan Group (1) 1,054 43

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
WNS Holdings (1) 3,601 221
4,774
Trading Companies & Distributors  2.5%
Alta Equipment Group (2) 2,315 11
Applied Industrial Technologies  3,230 728
Beacon Roofing Supply (1) 5,219 646
BlueLinx Holdings (1) 683 51
Boise Cascade  3,222 316
Custom Truck One Source (1) 4,383 18
Distribution Solutions Group (1) 880 25
DNOW (1) 8,843 151
DXP Enterprises (1) 1,029 85
EVI Industries  548 9
FTAI Aviation  8,517 946
GATX  2,989 464
Global Industrial  1,144 26
GMS (1) 3,268 239
H&E Equipment Services  2,723 258
Herc Holdings  2,368 318
Hudson Technologies (1) 3,966 24
Karat Packaging  589 16
McGrath RentCorp  2,046 228
MRC Global (1) 7,136 82
Rush Enterprises, Class A  5,129 274
Rush Enterprises, Class B  734 41
Titan Machinery (1) 1,811 31
Transcat (1) 779 58
Willis Lease Finance  244 38
Xometry, Class A (1) 3,676 92
5,175
Transportation Infrastructure  0.0%
Sky Harbour Group (1)(2) 837 11
11
Total Industrials & Business Services 35,607
INFORMATION TECHNOLOGY  12.0%
Communications Equipment  0.6%
ADTRAN Holdings (1) 6,711 58
Applied Optoelectronics (1) 3,610 55
Aviat Networks (1) 1,049 20
Calix (1) 4,988 177
Clearfield (1) 1,070 32
CommScope Holding (1) 18,219 97

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Digi International (1) 3,021 84
Extreme Networks (1) 10,812 143
Harmonic (1) 9,092 87
NETGEAR (1) 2,332 57
NetScout Systems (1) 5,836 123
Ribbon Communications (1) 7,663 30
Viasat (1) 10,486 109
Viavi Solutions (1) 18,463 207
1,279
Electronic Equipment, Instruments & Components  2.9%
908 Devices (1) 2,379 11
Advanced Energy Industries  3,139 299
Aeva Technologies (1)(2) 2,071 15
Arlo Technologies (1) 8,306 82
Badger Meter  2,462 468
Bel Fuse, Class A  167 12
Bel Fuse, Class B  890 67
Belden  3,399 341
Benchmark Electronics  3,012 115
Climb Global Solutions  362 40
CTS  2,558 106
Daktronics (1) 3,514 43
ePlus (1) 2,222 136
Evolv Technologies Holdings (1) 11,276 35
Fabrinet (1) 3,069 606
FARO Technologies (1) 1,578 43
Insight Enterprises (1) 2,290 343
Itron (1) 3,796 398
Kimball Electronics (1) 1,995 33
Knowles (1) 7,179 109
Lightwave Logic (1)(2) 8,952 9
Methode Electronics  2,945 19
MicroVision (1)(2) 16,858 21
Mirion Technologies (1) 17,429 253
Napco Security Technologies  2,990 69
nLight (1) 3,833 30
Novanta (1) 3,018 386
OSI Systems (1) 1,340 260
Ouster (1) 3,821 34
PAR Technology (1) 2,827 173
PC Connection  969 60
Plexus (1) 2,260 290
Powerfleet (1) 8,388 46

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Richardson Electronics  1,095 12
Rogers (1) 1,551 105
Sanmina (1) 4,522 344
ScanSource (1) 1,951 66
SmartRent (1) 15,163 18
TTM Technologies (1) 8,465 174
Vishay Intertechnology  10,468 166
Vishay Precision Group (1) 952 23
5,860
IT Services  0.4%
Applied Digital (1)(2) 16,372 92
ASGN (1) 3,636 229
Backblaze, Class A (1) 3,512 17
BigBear.ai Holdings (1) 8,773 25
BigCommerce Holdings, Series 1 (1) 5,915 34
Couchbase (1) 3,474 55
DigitalOcean Holdings (1) 5,576 186
Fastly, Class A (1) 11,094 70
Grid Dynamics Holdings (1) 5,163 81
Hackett Group  2,192 64
Information Services Group  2,741 11
Rackspace Technology (1) 5,893 10
Tucows, Class A (1)(2) 604 10
Unisys (1) 5,482 25
909
Semiconductors & Semiconductor Equipment  2.0%
ACM Research, Class A (1)(2) 4,313 101
Aehr Test Systems (1)(2) 2,273 17
Alpha & Omega Semiconductor (1) 2,070 51
Ambarella (1) 3,234 163
Axcelis Technologies (1) 2,740 136
CEVA (1) 1,950 50
Cohu (1) 3,928 58
Credo Technology Group Holding (1) 11,893 478
Diodes (1) 3,836 166
Everspin Technologies (1)(2) 1,426 7
FormFactor (1) 6,492 184
GCT Semiconductor Holding (1) 632 1
Ichor Holdings (1) 2,801 63
Impinj (1) 1,923 174
indie Semiconductor, Class A (1)(2) 13,518 28
Kulicke & Soffa Industries  4,395 145
MaxLinear (1) 6,682 73

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Navitas Semiconductor (1)(2) 10,386 21
NVE  413 26
PDF Solutions (1) 2,654 51
Penguin Solutions (1) 4,418 77
Photronics (1) 5,235 109
Power Integrations  4,746 240
QuickLogic (1)(2) 997 5
Rambus (1) 8,950 463
Rigetti Computing (1)(2) 15,849 126
Semtech (1) 6,203 213
Silicon Laboratories (1) 2,695 303
SiTime (1) 1,558 238
SkyWater Technology (1) 2,171 15
Synaptics (1) 3,319 211
Ultra Clean Holdings (1) 3,793 81
Veeco Instruments (1) 4,576 92
4,166
Software  5.8%
8x8 (1) 11,064 22
A10 Networks  5,986 98
ACI Worldwide (1) 8,835 483
Adeia  9,198 122
Agilysys (1) 1,896 138
Airship AI Holdings (1)(2) 810 3
Alarm.com Holdings (1) 3,970 221
Alkami Technology (1) 5,085 133
Amplitude, Class A (1) 6,411 65
Appian, Class A (1) 3,402 98
Arteris (1) 2,318 16
Asana, Class A (1) 6,860 100
AudioEye (1) 707 8
Aurora Innovation (1) 80,400 541
AvePoint (1) 10,800 156
Bit Digital (1) 9,985 20
Blackbaud (1) 3,298 205
BlackLine (1) 4,872 236
Blend Labs, Class A (1) 20,220 68
Box, Class A (1) 11,838 365
Braze, Class A (1) 5,528 199
C3.ai, Class A (1) 9,429 198
Cerence (1) 3,413 27
Cipher Mining (1) 17,164 39
Cleanspark (1)(2) 23,147 156

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Clearwater Analytics Holdings, Class A (1) 15,683 420
Commvault Systems (1) 3,655 577
Consensus Cloud Solutions (1) 1,504 35
Core Scientific (1) 15,005 109
CS Disco (1) 2,764 11
Daily Journal (1) 116 46
Digimarc (1)(2) 1,291 17
Digital Turbine (1) 8,570 23
Domo, Class B (1) 3,017 23
D-Wave Quantum (1)(2) 15,315 116
E2open Parent Holdings (1) 16,968 34
eGain (1) 1,280 6
Enfusion, Class A (1) 4,359 49
EverCommerce (1) 1,812 18
Freshworks, Class A (1) 17,443 246
Hut 8 (1) 6,850 80
I3 Verticals, Class A (1) 1,904 47
Intapp (1) 4,471 261
InterDigital  2,118 438
Jamf Holding (1) 6,933 84
Kaltura (1) 8,349 16
Life360 (1) 877 34
LiveRamp Holdings (1) 5,464 143
Logility Supply Chain Solutions, Class A  2,638 38
MARA Holdings (1)(2) 28,603 329
Meridianlink (1) 2,735 51
Mitek Systems (1) 3,801 31
N-able (1) 6,198 44
NCR Voyix (1)(2) 12,342 120
NextNav (1) 6,570 80
Olo, Class A (1) 8,909 54
ON24 (1) 2,212 11
OneSpan  3,167 48
Ooma (1) 2,155 28
Pagaya Technologies, Class A (1)(2) 3,139 33
PagerDuty (1) 7,267 133
Porch Group (1) 6,914 50
Progress Software  3,613 186
PROS Holdings (1) 3,876 74
Q2 Holdings (1) 4,945 396
Qualys (1) 3,123 393
Rapid7 (1) 5,268 140
Red Violet  922 35

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rekor Systems (1)(2) 6,811 6
ReposiTrak (2) 1,028 21
Rimini Street (1) 4,151 14
Riot Platforms (1)(2) 26,078 186
Roadzen (1)(2) 2,691 3
Sapiens International  2,576 70
SEMrush Holdings, Class A (1) 3,138 29
Silvaco Group (1)(2) 429 2
SolarWinds  4,615 85
SoundHound AI, Class A (1) 27,153 220
SoundThinking (1) 865 15
Sprinklr, Class A (1) 9,891 83
Sprout Social, Class A (1) 4,190 92
SPS Commerce (1) 3,170 421
Telos (1) 4,986 12
Tenable Holdings (1) 10,003 350
Terawulf (1)(2) 22,393 61
Varonis Systems (1) 9,267 375
Verint Systems (1) 5,040 90
Vertex, Class A (1) 4,627 162
Viant Technology, Class A (1) 1,291 16
Weave Communications (1) 3,328 37
WM Technology (1) 6,268 7
Workiva (1) 4,285 325
Xperi (1) 3,736 29
Yext (1) 8,984 55
Zeta Global Holdings, Class A (1) 14,986 203
11,793
Technology Hardware, Storage & Peripherals  0.3%
CompoSecure, Class A  2,204 24
Corsair Gaming (1) 3,697 33
CPI Card Group (1) 361 10
Diebold Nixdorf (1) 2,144 94
Eastman Kodak (1) 5,187 33
Immersion  2,733 21
IonQ (1) 17,041 376
Turtle Beach (1) 1,393 20
Xerox Holdings (2) 10,086 48
659
Total Information Technology 24,666

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS  3.9%
Chemicals  1.6%
AdvanSix  2,216 50
American Vanguard  2,358 10
Arq (1) 2,367 10
ASP Isotopes (1) 4,238 20
Aspen Aerogels (1) 5,457 35
Avient  7,598 282
Balchem  2,708 450
Cabot  4,444 369
Core Molding Technologies (1) 714 11
Danimer Scientific, Warrants, 7/15/25 (1) 1,921 —
Ecovyst (1) 9,736 60
Hawkins  1,621 172
HB Fuller  4,591 258
Ingevity (1) 3,012 119
Innospec  2,090 198
Intrepid Potash (1) 924 27
Koppers Holdings  1,637 46
Kronos Worldwide  1,871 14
LSB Industries (1) 4,425 29
Mativ Holdings  4,611 29
Minerals Technologies  2,658 169
Northern Technologies International  572 6
Orion  4,769 62
Perimeter Solutions (1) 11,206 113
PureCycle Technologies (1)(2) 10,462 72
Quaker Chemical  1,171 145
Rayonier Advanced Materials (1) 5,285 30
Sensient Technologies  3,554 264
Stepan  1,761 97
Tronox Holdings  10,060 71
Valhi  173 3
3,221
Construction Materials  0.3%
Knife River (1) 4,773 430
Smith-Midland (1)(2) 410 13
United States Lime & Minerals  891 79
522
Containers & Packaging  0.3%
Ardagh Metal Packaging  12,072 37
Greif, Class A  2,116 116

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Greif, Class B  407 24
Myers Industries  3,120 37
O-I Glass (1) 12,989 149
Pactiv Evergreen  3,409 61
Ranpak Holdings (1) 3,682 20
TriMas  3,399 80
524
Metals & Mining  1.6%
Alpha Metallurgical Resources (1) 933 117
Caledonia Mining  1,533 19
Carpenter Technology  4,034 731
Century Aluminum (1) 4,431 82
Coeur Mining (1) 52,565 311
Commercial Metals  9,546 439
Compass Minerals International  2,874 27
Constellium (1) 10,692 108
Contango ORE (1)(2) 797 8
Critical Metals (1) 627 1
Dakota Gold (1) 5,450 14
Hecla Mining  50,103 279
i-80 Gold (1) 26,350 15
Ivanhoe Electric (1) 6,986 41
Kaiser Aluminum  1,354 82
Lifezone Metals (1) 2,990 13
MAC Copper, Class A (1) 4,453 43
Materion  1,744 142
Metallus (1) 3,607 48
Novagold Resources (1) 21,029 61
Olympic Steel (2) 831 26
Perpetua Resources (1) 3,533 38
Piedmont Lithium (1)(2) 1,363 9
Radius Recycling  2,213 64
Ramaco Resources, Class A  2,313 19
Ramaco Resources, Class B  482 3
Ryerson Holding  2,308 53
SSR Mining (1) 17,016 171
SunCoke Energy  7,010 65
Tredegar (1) 2,214 17
Warrior Met Coal  4,347 207
Worthington Steel  2,764 70
3,323
Paper & Forest Products  0.1%
Clearwater Paper (1) 1,386 35

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sylvamo  2,916 196
231
Total Materials 7,821
REAL ESTATE  6.5%
Diversified Real Estate Investment Trusts  0.7%
Alexander & Baldwin, REIT  6,193 107
Alpine Income Property Trust, REIT  1,157 19
American Assets Trust, REIT  4,068 82
Armada Hoffler Properties, REIT  6,592 49
Broadstone Net Lease, REIT  15,876 270
CTO Realty Growth, REIT  2,389 46
Empire State Realty Trust, Class A, REIT  11,223 88
Essential Properties Realty Trust, REIT  14,697 480
Gladstone Commercial, REIT  3,679 55
Global Net Lease, REIT  16,935 136
NexPoint Diversified Real Estate Trust, REIT (2) 2,543 10
One Liberty Properties, REIT  1,324 35
1,377
Health Care Real Estate Investment Trusts  0.9%
American Healthcare REIT, REIT  12,782 387
CareTrust REIT, REIT  15,772 451
Community Healthcare Trust, REIT  2,241 41
Diversified Healthcare Trust, REIT  18,182 44
Global Medical REIT, REIT  5,046 44
LTC Properties, REIT  3,771 134
National Health Investors, REIT  3,671 271
Sabra Health Care REIT, REIT  19,885 347
Strawberry Fields REIT, REIT  782 9
Universal Health Realty Income Trust, REIT  1,063 44
1,772
Hotel & Resort Real Estate Investment Trusts  0.7%
Apple Hospitality REIT, REIT  19,116 247
Braemar Hotels & Resorts, REIT  5,746 14
Chatham Lodging Trust, REIT  4,016 29
DiamondRock Hospitality, REIT  17,548 135
Pebblebrook Hotel Trust, REIT  9,854 100
RLJ Lodging Trust, REIT  12,578 99
Ryman Hospitality Properties, REIT  4,928 451
Service Properties Trust, REIT  13,753 36
Summit Hotel Properties, REIT  9,166 50
Sunstone Hotel Investors, REIT  16,850 158

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Xenia Hotels & Resorts, REIT  8,409 99
1,418
Industrial Real Estate Investment Trusts  0.5%
Industrial Logistics Properties Trust, REIT  5,775 20
Innovative Industrial Properties, REIT  2,376 128
LXP Industrial Trust, REIT  24,373 211
Plymouth Industrial REIT, REIT  3,355 55
Terreno Realty, REIT  8,277 523
937
Office Real Estate Investment Trusts  0.7%
Brandywine Realty Trust, REIT  14,471 65
City Office REIT, REIT  3,577 19
COPT Defense Properties, REIT  9,501 259
Douglas Emmett, REIT  13,542 217
Easterly Government Properties, REIT  8,239 87
Franklin Street Properties, REIT  9,111 16
Hudson Pacific Properties, REIT (2) 11,401 34
JBG SMITH Properties, REIT (2) 6,886 111
NET Lease Office Properties, REIT (1) 1,235 39
Orion Properties, REIT  4,797 10
Paramount Group, REIT  15,675 67
Peakstone Realty Trust, REIT (2) 3,047 38
Piedmont Office Realty Trust, Class A, REIT  10,483 77
Postal Realty Trust, Class A, REIT  1,786 26
SL Green Realty, REIT  6,014 347
1,412
Real Estate Management & Development  0.7%
American Realty Investors (1)(2) 57 1
Anywhere Real Estate (1) 8,767 29
Compass, Class A (1) 30,997 270
Cushman & Wakefield (1) 19,200 196
eXp World Holdings  6,962 68
Forestar Group (1) 1,571 33
FRP Holdings (1) 1,160 33
Kennedy-Wilson Holdings  9,640 84
Marcus & Millichap  1,964 68
Maui Land & Pineapple (1) 611 11
Newmark Group, Class A  11,104 135
Offerpad Solutions (1)(2) 855 1
Opendoor Technologies (1) 53,562 55
RE/MAX Holdings, Class A (1) 1,531 13
Real Brokerage (1) 8,632 35

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Redfin (1) 10,137 93
RMR Group, Class A  1,304 22
St. Joe  3,060 144
Star Holdings (1) 1,052 9
Stratus Properties (1) 454 8
Tejon Ranch (1) 1,758 28
Transcontinental Realty Investors (1) 92 2
1,338
Residential Real Estate Investment Trusts  0.5%
Apartment Investment & Management, Class A, REIT  6,996 62
BRT Apartments, REIT  896 15
Centerspace, REIT  1,404 91
Clipper Realty, REIT  737 3
Elme Communities, REIT  7,434 129
Independence Realty Trust, REIT  18,993 403
NexPoint Residential Trust, REIT  1,906 75
UMH Properties, REIT  6,102 114
Veris Residential, REIT  6,666 113
1,005
Retail Real Estate Investment Trusts  1.3%
Acadia Realty Trust, REIT  9,825 206
Alexander's, REIT  179 37
CBL & Associates Properties, REIT  1,827 48
Curbline Properties, REIT  7,965 193
FrontView, REIT  1,277 16
Getty Realty, REIT (2) 4,255 133
InvenTrust Properties, REIT  6,499 191
Kite Realty Group Trust, REIT  18,248 408
Macerich, REIT  20,928 359
NETSTREIT, REIT  6,875 109
Phillips Edison, REIT  10,322 377
Saul Centers, REIT  933 34
SITE Centers, REIT  4,126 53
Tanger, REIT  9,050 306
Urban Edge Properties, REIT  10,561 201
Whitestone REIT, REIT  4,145 60
2,731
Specialized Real Estate Investment Trusts  0.5%
Farmland Partners, REIT (2) 3,628 40
Four Corners Property Trust, REIT  8,090 232
Gladstone Land, REIT  2,817 30
Outfront Media, REIT  12,113 196

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PotlatchDeltic, REIT  6,589 297
Safehold, REIT  4,250 80
Uniti Group, REIT  20,035 101
976
Total Real Estate 12,966
TRUSTS & FUNDS  0.1%
Trusts & Mutual Funds  0.1%
iShares Russell 2000 ETF (2) 616 123
Total Trusts & Funds 123
UTILITIES  3.1%
Electric Utilities  0.9%
ALLETE  4,885 321
Genie Energy, Class B  1,174 18
Hawaiian Electric Industries (1) 14,578 159
MGE Energy  3,074 286
Otter Tail  3,480 280
Portland General Electric  8,742 390
TXNM Energy  7,545 403
1,857
Gas Utilities  1.1%
Brookfield Infrastructure, Class A  10,090 365
Chesapeake Utilities  1,896 244
New Jersey Resources  8,361 410
Northwest Natural Holding  3,355 143
ONE Gas  4,735 358
RGC Resources  771 16
Southwest Gas Holdings  5,124 368
Spire  4,776 374
2,278
Independent Power & Renewable Electricity
Producers  0.2%
Altus Power (1) 6,599 33
Montauk Renewables (1) 5,182 11
Ormat Technologies  4,859 344
Sunnova Energy International (1)(2) 8,626 3
391
Multi-Utilities  0.5%
Avista  6,648 278
Black Hills  6,029 366
Northwestern Energy Group  5,198 301

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Unitil  1,361 78
1,023
Water Utilities  0.4%
American States Water  3,173 250
Cadiz (1)(2) 3,493 10
California Water Service Group  4,998 242
Consolidated Water  1,255 31
Global Water Resources  887 9
Middlesex Water  1,506 97
Pure Cycle (1) 1,731 18
SJW Group  2,819 154
York Water  1,197 41
852
Total Utilities 6,401
Total Common Stocks (Cost $209,190) 201,942
SHORT-TERM INVESTMENTS  1.1%
Money Market Funds  0.9%
T. Rowe Price Government Reserve Fund, 4.39% (4)(5) 1,888,410 1,888
1,888
U.S. Treasury Obligations  0.2%
U.S. Treasury Bills, 4.222%, 7/10/25 (6) 190,000 188
U.S. Treasury Bills, 4.234%, 6/10/25 (6) 10,000 10
U.S. Treasury Bills, 4.24%, 4/3/25  70,000 70
268
Total Short-Term Investments (Cost $2,156) 2,156

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  3.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 3.4%
Money Market Funds 3.4%
T. Rowe Price Government Reserve Fund, 4.39% (4)(5) 7,050,764 7,051
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 7,051
Total Securities Lending Collateral (Cost $7,051) 7,051
Total Investments in Securities  103.3%
(Cost $218,397) $ 211,149
Other Assets Less Liabilities (3.3)% (6,668)
Net Assets 100.0% $ 204,481
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2025.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At March 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR Contingent Value Rights
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 21 Russell 2000 E-Mini Index contracts 6/25 2,128 $ (70)
Net payments (receipts) of variation margin to date 59
Variation margin receivable (payable) on open futures contracts $ (11)

T. ROWE PRICE Small-Cap Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ — $ — $ 14++
Totals $ —# $ — $ 14+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 13,337  ¤  ¤ $ 8,939
Total $ 8,939^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $14 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,939.

T. ROWE PRICE Small-Cap Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Small-Cap Index Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Small-Cap Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are

T. ROWE PRICE Small-Cap Index Fund

not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 201,928 $ 1 $ 13 $ 201,942
Short-Term Investments 1,888 268 — 2,156
Securities Lending Collateral 7,051 — — 7,051
Total $ 210,867 $ 269 $ 13 $ 211,149
Liabilities
Futures Contracts* $ 70 $ — $ — $ 70
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Small-Cap Index Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.